Equity (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
At the beginning of the year		$ 335,359
Other comprehensive loss
Currency translation		(247,712)	$ (25,585)	$ (48,563)
Remeasurement of defined benefit obligations		277	18	(307)
Other comprehensive income		(248,585)	(25,135)	(44,637)
Changes in non-controlling interest
Changes in non-controlling interests		2,524	(25,645)	(9,312)
Non-controlling interest at the end of the year		454,453	335,359
Non-controlling interests
Disclosure of reserves within equity [line items]
At the beginning of the year		335,359	354,174	371,342
Adjustment on initial application of IAS 29		196,408	0	0
Adjustment on adoption of IFRS 9 (net of tax)		542	0	0
Adjusted balance		532,309	354,174	371,342
Shareholder contributions	[1]	43,703	0	9,018
(Loss)/income for the year		(17,724)	3,400	(4,519)
Other comprehensive loss
Currency translation		(87,359)	3,426	(12,340)
Remeasurement of defined benefit obligations		137	9	(20)
Reserve for income tax		(25)	(5)	5
Other comprehensive income		(87,247)	3,430	(12,355)
Changes in non-controlling interest
Discontinued operations		0	0	311
Changes in the participations -acquisitions	[2],[3]	(32,442)	197	0
Changes in the participations - sales	[4]	29,611	0	0
Dividends approved		(13,757)	(25,842)	(9,623)
Changes in non-controlling interests		(16,588)	(25,645)	(9,312)
Non-controlling interest at the end of the year		$ 454,453	$ 335,359	$ 354,174

[1]	Corresponds to contributions made by the non-controlling interest in Inframerica Concession ria do Aeroporto de Brasilia S.A.
[2]	On February 19, 2018, CAI purchased an additional 4.568% (850,235 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Pisa, for a purchase price of 15.80 per share, paying a total amount of 13,434 (approximately USD 16,513). As a result of the acquisition, CAI holds approximately 55.698% of Toscana Aeroporti's share capital.
[3]	On June 25, 2018, CAI purchased an additional 6.58% (1,225,275 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Cassa di Risparmio di Firenze, for a purchase price of 16.50 per share, paying a total amount of 20,200 (approximately USD 24,218). The contract also provides an earn out for a maximum amount of 3.4 million which, considering the remote probabilities, was not recognized. As a result of the acquisition, CAI holds approximately 62.28% of Toscana Aeroporti's share capital.
[4]	On July 25, 2018, CAAP has entered into a share purchase agreement whereby CAAP would sell 25% of its wholly owned subsidiary Corporaci n America Italia S.p.A. ("CAI") to Investment Corporation of Dubai ("ICD"), the principal investment arm of the Government of Dubai. On September 12, 2018, the aforementioned transaction was completed, DICASA sold 25% of the share capital of CAI to ICD, for a seller price of 1,504.3 per share, receiving a total amount of 48,890 (approximately USD 56,638). As a result of the sale, DICASA holds 75% of CAI's share capital.